INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories as of June 30, 2019 and December 31, 2018 consist of the following:

	June 30, 2019	December 31, 2018
	(in millions)
Raw materials	$1,543	$1,293
Work-in-process	820	576
Finished goods	5,829	4,857
Total inventories	$8,192	$6,726